Note 10 - Derivative Instruments and Hedging Activities - Effect of Derivative Instruments on the Consolidated Statements of Income and Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Net hedging gain (loss) arising during the period		$ 56.7	$ 61.2	$ (8.9)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Other Comprehensive Income (Loss) [Member]
Net hedging gain (loss) arising during the period		95.9	(23.4)	(2.6)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Other Comprehensive Income (Loss) [Member]
Net hedging gain (loss) arising during the period		56.7	61.2	(8.9)
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Effective portion of (loss) gain reclassified from AOCI to income:		(1.2)	(1.3)	(3.2)
Not Designated as Hedging Instrument [Member] | Natural Gas Commodity Contracts [Member] | Non Regulated Gas Marketing Operating Revenue [Member]
Derivatives Not Designated as Hedging Instrument	[1]	52.6	54.1	9.2
Not Designated as Hedging Instrument [Member] | N Y M E X And I C E Natural Gas Contracts [Member] | Non Regulated Gas Marketing Operating Revenue [Member]
Derivatives Not Designated as Hedging Instrument	[1]	$ 43.3	$ (77.5)	$ (11.8)

[1]	Gains and losses on Spire Missouri’s natural gas derivative instruments, which are not designated as hedging instruments for financial reporting purposes, are deferred pursuant to the Missouri Utilities’ PGA clauses and initially recorded as regulatory assets or regulatory liabilities. These gains and losses are excluded from the table above because they have no direct impact on the statements of income. Such amounts are recognized in the statements of income as a component of natural gas operating expenses when they are recovered through the PGA clause and reflected in customer billings.